JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.4%
Aerospace & Defense — 2.7%
Arconic, Inc.	74	1,923
Boeing Co. (The)	102	38,830
General Dynamics Corp.	45	8,162
Huntington Ingalls Industries, Inc.	8	1,671
L3Harris Technologies, Inc.	43	8,894
Lockheed Martin Corp.	47	18,506
Northrop Grumman Corp.	30	11,259
Raytheon Co.	53	10,431
Textron, Inc.	44	2,151
TransDigm Group, Inc.	9	4,934
United Technologies Corp.	155	21,141

		127,902

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. (a)	26	2,191
Expeditors International of Washington, Inc.	33	2,421
FedEx Corp.	46	6,670
United Parcel Service, Inc., Class B	133	15,975

		27,257

Airlines — 0.4%
Alaska Air Group, Inc.	24	1,528
American Airlines Group, Inc.	76	2,040
Delta Air Lines, Inc.	110	6,364
Southwest Airlines Co.	92	4,988
United Airlines Holdings, Inc. *	42	3,729

		18,649

Auto Components — 0.1%
Aptiv plc	49	4,276
BorgWarner, Inc.	39	1,446

		5,722

Automobiles — 0.4%
Ford Motor Co.	748	6,854
General Motors Co.	240	8,990
Harley-Davidson, Inc. (a)	30	1,076

		16,920

Banks — 5.4%
Bank of America Corp.	1,599	46,654
BB&T Corp. (a)	146	7,807
Citigroup, Inc.	431	29,793
Citizens Financial Group, Inc.	85	3,019
Comerica, Inc.	29	1,882
Fifth Third Bancorp	139	3,818
First Republic Bank	32	3,106
Huntington Bancshares, Inc.	198	2,827
JPMorgan Chase & Co. (b)	610	71,843
KeyCorp	192	3,417
M&T Bank Corp.	26	4,031
People’s United Financial, Inc.	76	1,190
PNC Financial Services Group, Inc. (The)	85	11,914
Regions Financial Corp.	190	3,014
SunTrust Banks, Inc.	85	5,831
SVB Financial Group *	10	2,056
US Bancorp	274	15,150
Wells Fargo & Co.	765	38,611
Zions Bancorp NA	34	1,504

		257,467

Beverages — 1.9%
Brown-Forman Corp., Class B (a)	35	2,182
Coca-Cola Co. (The)	735	39,998
Constellation Brands, Inc., Class A	32	6,618
Molson Coors Brewing Co., Class B	36	2,062
Monster Beverage Corp. *	74	4,288
PepsiCo, Inc.	267	36,596

		91,744

Biotechnology — 2.1%
AbbVie, Inc.	282	21,373
Alexion Pharmaceuticals, Inc. *	43	4,193
Amgen, Inc.	114	22,155
Biogen, Inc. *	35	8,198
Celgene Corp. *	135	13,436
Gilead Sciences, Inc.	242	15,324
Incyte Corp. *	34	2,530
Regeneron Pharmaceuticals, Inc. *	15	4,232
Vertex Pharmaceuticals, Inc. *	49	8,313

		99,754

Building Products — 0.3%
Allegion plc	18	1,848
AO Smith Corp.	26	1,260
Fortune Brands Home & Security, Inc.	27	1,461
Johnson Controls International plc	152	6,667
Masco Corp.	55	2,303

		13,539

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	10	806
Ameriprise Financial, Inc.	25	3,675
Bank of New York Mellon Corp. (The)	164	7,404
BlackRock, Inc.	22	9,995
Cboe Global Markets, Inc.	21	2,450
Charles Schwab Corp. (The)	222	9,291
CME Group, Inc.	68	14,448
E*TRADE Financial Corp.	46	2,000
Franklin Resources, Inc.(a)	54	1,554
Goldman Sachs Group, Inc. (The)	62	12,803
Intercontinental Exchange, Inc.	107	9,872
Invesco Ltd.	74	1,246
MarketAxess Holdings, Inc.	7	2,361
Moody’s Corp.	31	6,363
Morgan Stanley	240	10,233
MSCI, Inc.	16	3,521
Nasdaq, Inc.	22	2,187
Northern Trust Corp.	41	3,828
Raymond James Financial, Inc.	24	1,945
S&P Global, Inc.	47	11,519
State Street Corp.	71	4,210
T. Rowe Price Group, Inc.	45	5,138

		126,849

Chemicals — 1.9%
Air Products & Chemicals, Inc.	42	9,334
Albemarle Corp. (a)	20	1,407

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Chemicals — continued
Celanese Corp.	24	2,889
CF Industries Holdings, Inc.	42	2,051
Corteva, Inc.	143	4,003
Dow, Inc.	142	6,761
DuPont de Nemours, Inc.	142	10,149
Eastman Chemical Co.	26	1,931
Ecolab, Inc.	48	9,465
FMC Corp.	25	2,183
International Flavors & Fragrances, Inc. (a)	20	2,501
Linde plc (United Kingdom)	103	19,993
LyondellBasell Industries NV, Class A	49	4,409
Mosaic Co. (The)	68	1,389
PPG Industries, Inc.	45	5,346
Sherwin-Williams Co. (The)	16	8,619

		92,430

Commercial Services & Supplies — 0.4%
Cintas Corp.	16	4,249
Copart, Inc. *	38	3,092
Republic Services, Inc.	40	3,498
Rollins, Inc. (a)	27	916
Waste Management, Inc.	75	8,569

		20,324

Communications Equipment — 1.1%
Arista Networks, Inc. *	10	2,482
Cisco Systems, Inc.	810	40,046
F5 Networks, Inc. *	11	1,612
Juniper Networks, Inc.	66	1,634
Motorola Solutions, Inc.	32	5,386

		51,160

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	26	2,367
Quanta Services, Inc.	27	1,026

		3,393

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	12	3,267
Vulcan Materials Co.	25	3,820

		7,087

Consumer Finance — 0.7%
American Express Co.	130	15,363
Capital One Financial Corp.	90	8,169
Discover Financial Services	61	4,927
Synchrony Financial	117	3,972

		32,431

Containers & Packaging — 0.4%
Amcor plc	310	3,024
Avery Dennison Corp.	16	1,826
Ball Corp.	63	4,615
International Paper Co.	75	3,136
Packaging Corp. of America	18	1,917
Sealed Air Corp.	30	1,225
Westrock Co.	49	1,791

		17,534

Distributors — 0.1%
Genuine Parts Co.	28	2,777
LKQ Corp. *	59	1,851

		4,628

Diversified Consumer Services — 0.0% (c)
H&R Block, Inc.	38	905

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	374	77,873

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,395	52,787
CenturyLink, Inc.	187	2,339
Verizon Communications, Inc.	790	47,661

		102,787

Electric Utilities — 2.2%
Alliant Energy Corp.	45	2,446
American Electric Power Co., Inc.	94	8,833
Duke Energy Corp.	139	13,334
Edison International	68	5,156
Entergy Corp.	38	4,455
Evergy, Inc.	45	2,992
Eversource Energy	62	5,280
Exelon Corp.	185	8,961
FirstEnergy Corp.	103	4,972
NextEra Energy, Inc.	93	21,740
Pinnacle West Capital Corp.	21	2,081
PPL Corp.	138	4,342
Southern Co. (The)	200	12,326
Xcel Energy, Inc.	100	6,496

		103,414

Electrical Equipment — 0.5%
AMETEK, Inc.	44	4,003
Eaton Corp. plc	80	6,667
Emerson Electric Co.	117	7,852
Rockwell Automation, Inc.	22	3,681

		22,203

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	57	5,480
CDW Corp.	28	3,405
Corning, Inc.	149	4,252
FLIR Systems, Inc.	26	1,361
IPG Photonics Corp. * (a)	7	923
Keysight Technologies, Inc. *	36	3,482
TE Connectivity Ltd.	64	5,976

		24,879

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	124	2,875
Halliburton Co.	167	3,153
Helmerich & Payne, Inc.	21	837
National Oilwell Varco, Inc. (a)	74	1,562
Schlumberger Ltd.	264	9,022
TechnipFMC plc (United Kingdom)	80	1,934

		19,383

Entertainment — 1.8%
Activision Blizzard, Inc.	146	7,749
Electronic Arts, Inc. *	56	5,504
Netflix, Inc. *	84	22,370
Take-Two Interactive Software, Inc. *	22	2,708
Viacom, Inc., Class B	68	1,624
Walt Disney Co. (The)	344	44,818

		84,773

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	22	3,335
American Tower Corp.	85	18,689
Apartment Investment & Management Co., Class A	28	1,482
AvalonBay Communities, Inc.	27	5,741
Boston Properties, Inc.	27	3,558
Crown Castle International Corp.	79	11,034
Digital Realty Trust, Inc.	40	5,163
Duke Realty Corp.	69	2,344
Equinix, Inc.	16	9,340
Equity Residential	67	5,741
Essex Property Trust, Inc.	13	4,099
Extra Space Storage, Inc.	25	2,866
Federal Realty Investment Trust	13	1,812
HCP, Inc.	94	3,341
Host Hotels & Resorts, Inc.	139	2,409
Iron Mountain, Inc. (a)	55	1,775
Kimco Realty Corp.	81	1,683
Macerich Co. (The) (a)	21	665
Mid-America Apartment Communities, Inc.	22	2,831
Prologis, Inc.	120	10,268
Public Storage	29	7,031
Realty Income Corp.	61	4,659
Regency Centers Corp.	32	2,223
SBA Communications Corp.	22	5,207
Simon Property Group, Inc.	59	9,153
SL Green Realty Corp.	16	1,286
UDR, Inc.	56	2,710
Ventas, Inc.	71	5,195
Vornado Realty Trust	30	1,925
Welltower, Inc.	77	7,013
Weyerhaeuser Co.	142	3,939

		148,517

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	84	24,190
Kroger Co. (The)	153	3,932
Sysco Corp.	98	7,779
Walgreens Boots Alliance, Inc.	145	8,011
Walmart, Inc.	272	32,222

		76,134

Food Products — 1.2%
Archer-Daniels-Midland Co.	106	4,367
Campbell Soup Co.(a)	32	1,511
Conagra Brands, Inc.	93	2,850
General Mills, Inc.	115	6,351
Hershey Co. (The)	28	4,408
Hormel Foods Corp. (a)	53	2,318
JM Smucker Co. (The)	22	2,395
Kellogg Co.	47	3,055
Kraft Heinz Co. (The)	119	3,318
Lamb Weston Holdings, Inc.	28	2,022
McCormick & Co., Inc. (Non-Voting)	23	3,672
Mondelez International, Inc., Class A	275	15,231
Tyson Foods, Inc., Class A	56	4,846

		56,344

Gas Utilities — 0.0%(c)
Atmos Energy Corp.	23	2,570

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	337	28,232
ABIOMED, Inc. *	9	1,541
Align Technology, Inc. *	14	2,510
Baxter International, Inc.	97	8,526
Becton Dickinson and Co.	52	13,037
Boston Scientific Corp. *	266	10,821
Cooper Cos., Inc. (The)	9	2,811
Danaher Corp.	122	17,605
Dentsply Sirona, Inc.	43	2,282
Edwards Lifesciences Corp. *	40	8,731
Hologic, Inc.*	51	2,577
IDEXX Laboratories, Inc. *	16	4,469
Intuitive Surgical, Inc. *	22	11,880
Medtronic plc	256	27,822
ResMed, Inc.	27	3,706
Stryker Corp.	61	13,250
Teleflex, Inc.	9	2,999
Varian Medical Systems, Inc. *	17	2,070
Zimmer Biomet Holdings, Inc.	39	5,380

		170,249

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	29	2,390
Anthem, Inc.	49	11,726
Cardinal Health, Inc.	57	2,686
Centene Corp. *	79	3,416
Cigna Corp.	72	10,943
CVS Health Corp.	248	15,659
DaVita, Inc. *	18	1,055
HCA Healthcare, Inc.	51	6,115
Henry Schein, Inc. *	28	1,797
Humana, Inc.	26	6,594
Laboratory Corp. of America Holdings *	19	3,133
McKesson Corp.	35	4,824
Quest Diagnostics, Inc.	26	2,752
UnitedHealth Group, Inc.	181	39,319
Universal Health Services, Inc., Class B	16	2,307
WellCare Health Plans, Inc. *	10	2,489

		117,205

Health Care Technology — 0.1%
Cerner Corp.	61	4,144

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	76	3,341
Chipotle Mexican Grill, Inc. *	5	4,092
Darden Restaurants, Inc.	23	2,772
Hilton Worldwide Holdings, Inc.	55	5,099
Marriott International, Inc., Class A	52	6,491
McDonald’s Corp.	145	31,130
MGM Resorts International (a)	100	2,760
Norwegian Cruise Line Holdings Ltd. *	41	2,131
Royal Caribbean Cruises Ltd.	33	3,554
Starbucks Corp.	229	20,206
Wynn Resorts Ltd.	18	2,010
Yum! Brands, Inc.	58	6,590

		90,176

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Household Durables — 0.4%
DR Horton, Inc.	64	3,387
Garmin Ltd.	28	2,336
Leggett & Platt, Inc. (a)	25	1,027
Lennar Corp., Class A	54	3,032
Mohawk Industries, Inc. *	11	1,418
Newell Brands, Inc.	73	1,362
NVR, Inc. *	1	2,439
PulteGroup, Inc.	49	1,799
Whirlpool Corp.	12	1,921

		18,721

Household Products — 1.8%
Church & Dwight Co., Inc.	47	3,549
Clorox Co. (The)	24	3,646
Colgate-Palmolive Co.	164	12,041
Kimberly-Clark Corp.	66	9,335
Procter & Gamble Co. (The)	478	59,427

		87,998

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	127	2,071
NRG Energy, Inc.	48	1,913

		3,984

Industrial Conglomerates — 1.3%
3M Co.	110	18,056
General Electric Co.	1,666	14,895
Honeywell International, Inc.	137	23,242
Roper Technologies, Inc.	20	7,080

		63,273

Insurance — 2.4%
Aflac, Inc.	141	7,395
Allstate Corp. (The)	63	6,830
American International Group, Inc.	166	9,251
Aon plc	45	8,716
Arthur J Gallagher & Co.	36	3,182
Assurant, Inc.	12	1,468
Chubb Ltd.	87	14,047
Cincinnati Financial Corp.	29	3,383
Everest Re Group Ltd.	8	2,070
Globe Life, Inc.	19	1,835
Hartford Financial Services Group, Inc. (The)	69	4,184
Lincoln National Corp.	38	2,305
Loews Corp.	50	2,556
Marsh & McLennan Cos., Inc.	97	9,671
MetLife, Inc.	152	7,167
Principal Financial Group, Inc.	50	2,828
Progressive Corp. (The)	112	8,622
Prudential Financial, Inc.	77	6,903
Travelers Cos., Inc. (The)	50	7,392
Unum Group	40	1,184
Willis Towers Watson plc	25	4,752

		115,741

Interactive Media & Services — 4.8%
Alphabet, Inc., Class A *	57	69,831
Alphabet, Inc., Class C *	58	70,327
Facebook, Inc., Class A *	459	81,789
TripAdvisor, Inc. * (a)	20	775
Twitter, Inc. *	148	6,080

		228,802

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc. *	79	137,705
Booking Holdings, Inc. *	8	15,929
eBay, Inc.	151	5,867
Expedia Group, Inc.	27	3,588

		163,089

IT Services — 5.5%
Accenture plc, Class A	122	23,397
Akamai Technologies, Inc. *	31	2,878
Alliance Data Systems Corp.	8	1,002
Automatic Data Processing, Inc.	83	13,373
Broadridge Financial Solutions, Inc.	22	2,715
Cognizant Technology Solutions Corp., Class A	105	6,354
DXC Technology Co.	50	1,475
Fidelity National Information Services, Inc.	117	15,548
Fiserv, Inc. *	109	11,289
FleetCor Technologies, Inc. *	17	4,740
Gartner, Inc. *	17	2,460
Global Payments, Inc.	57	9,108
International Business Machines Corp.	169	24,594
Jack Henry & Associates, Inc.	15	2,146
Leidos Holdings, Inc.	26	2,216
Mastercard, Inc., Class A	170	46,287
Paychex, Inc.	61	5,054
PayPal Holdings, Inc. *	225	23,271
VeriSign, Inc. *	20	3,751
Visa, Inc., Class A	330	56,712
Western Union Co. (The)	81	1,875

		260,245

Leisure Products — 0.1%
Hasbro, Inc.	22	2,659

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	59	4,527
Illumina, Inc. *	28	8,538
IQVIA Holdings, Inc. *	35	5,196
Mettler-Toledo International, Inc. *	5	3,309
PerkinElmer, Inc.	21	1,806
Thermo Fisher Scientific, Inc.	76	22,269
Waters Corp. *	13	2,845

		48,490

Machinery — 1.6%
Caterpillar, Inc.	107	13,566
Cummins, Inc.	30	4,900
Deere & Co.	60	10,140
Dover Corp.	28	2,764
Flowserve Corp.	25	1,170
Fortive Corp.	56	3,865
IDEX Corp.	14	2,373
Illinois Tool Works, Inc.	56	8,794
Ingersoll-Rand plc	46	5,682
PACCAR, Inc.	66	4,630
Parker-Hannifin Corp.	25	4,429
Pentair plc	32	1,213
Snap-on, Inc.	11	1,650

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Machinery — continued
Stanley Black & Decker, Inc.	29	4,184
Wabtec Corp. (a)	35	2,498
Xylem, Inc.	34	2,737

		74,595

Media — 1.4%
CBS Corp. (Non-Voting), Class B	62	2,522
Charter Communications, Inc., Class A *	31	12,721
Comcast Corp., Class A	866	39,034
Discovery, Inc., Class A * (a)	30	803
Discovery, Inc., Class C *	66	1,631
DISH Network Corp., Class A *	46	1,565
Fox Corp., Class A	68	2,134
Fox Corp., Class B	31	978
Interpublic Group of Cos., Inc. (The)	74	1,594
News Corp., Class A	74	1,025
News Corp., Class B	23	332
Omnicom Group, Inc. (a)	42	3,252

		67,591

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	277	2,651
Newmont Goldcorp Corp.	157	5,936
Nucor Corp.	58	2,946

		11,533

Multiline Retail — 0.6%
Dollar General Corp.	49	7,800
Dollar Tree, Inc. *	45	5,157
Kohl’s Corp.	30	1,509
Macy’s, Inc.	59	917
Nordstrom, Inc. (a)	20	687
Target Corp.	98	10,428

		26,498

Multi-Utilities — 1.2%
Ameren Corp.	47	3,756
CenterPoint Energy, Inc.	96	2,894
CMS Energy Corp.	54	3,465
Consolidated Edison, Inc.	63	5,990
Dominion Energy, Inc.	157	12,716
DTE Energy Co.	35	4,653
NiSource, Inc.	71	2,133
Public Service Enterprise Group, Inc.	97	5,993
Sempra Energy	52	7,737
WEC Energy Group, Inc.	60	5,727

		55,064

Oil, Gas & Consumable Fuels — 4.1%
Apache Corp.	72	1,837
Cabot Oil & Gas Corp.	80	1,403
Chevron Corp.	362	42,985
Cimarex Energy Co.	19	929
Concho Resources, Inc.	38	2,607
ConocoPhillips	212	12,076
Devon Energy Corp.	77	1,857
Diamondback Energy, Inc.	31	2,799
EOG Resources, Inc.	111	8,223
Exxon Mobil Corp.	808	57,037
Hess Corp.	49	2,988
HollyFrontier Corp.	29	1,551
Kinder Morgan, Inc.	372	7,660
Marathon Oil Corp.	154	1,883
Marathon Petroleum Corp.	126	7,635
Noble Energy, Inc. (a)	91	2,051
Occidental Petroleum Corp.	171	7,594
ONEOK, Inc.	79	5,810
Phillips 66	86	8,769
Pioneer Natural Resources Co.	32	4,013
Valero Energy Corp.	79	6,744
Williams Cos., Inc. (The)	231	5,567

		194,018

Personal Products — 0.2%
Coty, Inc., Class A	56	590
Estee Lauder Cos., Inc. (The), Class A	42	8,403

		8,993

Pharmaceuticals — 4.3%
Allergan plc	63	10,539
Bristol-Myers Squibb Co. (a)	312	15,836
Eli Lilly & Co.	162	18,139
Johnson & Johnson	504	65,188
Merck & Co., Inc.	489	41,148
Mylan NV *	98	1,948
Nektar Therapeutics * (a)	33	610
Perrigo Co. plc (a)	26	1,452
Pfizer, Inc.	1,056	37,940
Zoetis, Inc.	91	11,359

		204,159

Professional Services — 0.3%
Equifax, Inc.	23	3,247
IHS Markit Ltd. *	77	5,121
Nielsen Holdings plc	68	1,443
Robert Half International, Inc.	22	1,249
Verisk Analytics, Inc.	31	4,936

		15,996

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	64	3,404

Road & Rail — 1.0%
CSX Corp.	152	10,556
JB Hunt Transport Services, Inc.	16	1,804
Kansas City Southern	19	2,554
Norfolk Southern Corp.	50	9,035
Union Pacific Corp.	135	21,787

		45,736

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. *	207	6,008
Analog Devices, Inc.	71	7,880
Applied Materials, Inc.	176	8,800
Broadcom, Inc.	76	20,981
Intel Corp.	846	43,581
KLA Corp.	30	4,848
Lam Research Corp.	28	6,377
Maxim Integrated Products, Inc.	52	2,999
Microchip Technology, Inc. (a)	45	4,222
Micron Technology, Inc. *	211	9,030
NVIDIA Corp.	116	20,238
Qorvo, Inc. *	22	1,667
QUALCOMM, Inc.	232	17,704
Skyworks Solutions, Inc.	33	2,598
Texas Instruments, Inc.	178	23,036
Xilinx, Inc.	48	4,625

		184,594

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Software — 6.6%
Adobe, Inc. *	93	25,602
ANSYS, Inc. *	16	3,554
Autodesk, Inc. *	42	6,192
Cadence Design Systems, Inc. *	53	3,534
Citrix Systems, Inc.	23	2,267
Fortinet, Inc. *	27	2,080
Intuit, Inc.	50	13,205
Microsoft Corp.	1,458	202,664
Oracle Corp.	420	23,130
salesforce.com, Inc. *	167	24,854
Symantec Corp.	109	2,565
Synopsys, Inc. *	29	3,938

		313,585

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	14	2,254
AutoZone, Inc. *	5	5,079
Best Buy Co., Inc.	44	3,055
CarMax, Inc. *	32	2,782
Gap, Inc. (The)	41	710
Home Depot, Inc. (The)	209	48,511
L Brands, Inc.	44	868
Lowe’s Cos., Inc.	147	16,202
O’Reilly Automotive, Inc. *	15	5,821
Ross Stores, Inc.	70	7,648
Tiffany & Co.	21	1,923
TJX Cos., Inc. (The)	231	12,865
Tractor Supply Co.	23	2,059
Ulta Beauty, Inc. *	11	2,816

		112,593

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	811	181,641
Hewlett Packard Enterprise Co.	249	3,781
HP, Inc.	283	5,353
NetApp, Inc.	45	2,385
Seagate Technology plc	45	2,431
Western Digital Corp.	57	3,370
Xerox Holdings Corp.	36	1,087

		200,048

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd. *	29	960
Hanesbrands, Inc. (a)	69	1,057
NIKE, Inc., Class B	239	22,447
PVH Corp.	14	1,249
Ralph Lauren Corp.	10	945
Tapestry, Inc.	55	1,426
Under Armour, Inc., Class A * (a)	36	716
Under Armour, Inc., Class C *	37	673
VF Corp.	62	5,547

		35,020

Tobacco — 0.8%
Altria Group, Inc.	357	14,587
Philip Morris International, Inc.	297	22,553

		37,140

Trading Companies & Distributors — 0.2%
Fastenal Co.	109	3,576
United Rentals, Inc. *	15	1,836
WW Grainger, Inc.	8	2,508

		7,920

Water Utilities — 0.1%
American Water Works Co., Inc.	34	4,285

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	60	4,754

TOTAL COMMON STOCKS (Cost $2,935,248)		4,716,874

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94% (d) (e) (Cost $46,230)	46,230	46,230

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (d) (e)	33,012	33,011
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)	12,010	12,010

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $45,023)		45,021

Total Investments — 101.3% (Cost $3,026,501)		4,808,125
Liabilities in Excess of Other Assets — (1.3)%		(63,947)

Net Assets — 100.0%		4,744,178

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $44,072,000.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	188	12/2019	USD	27,984	72

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,808,125	$—	$—	$4,808,125

Appreciation in Other Financial Instruments
Futures Contracts (a)	$72	$—	$—	$72

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. Shares (a)	$66,537	$4,544	$2,652	$(183)	$3,597	$71,843	610	$476	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22%(b)(c)	30,018	111,999	109,000	(1)	(5)	33,011	33,012	219	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(b)(c)	8,648	65,819	62,457	—	—	12,010	12,010	58	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94%(b)(c)	24,731	448,434	426,935	—	—	46,230	46,230	154	—

Total	$129,934	$630,796	$601,044	$(184)	$3,592	$163,094		$907	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.